As filed with the Securities and Exchange Commission on November 15, 1995 Registration No. 33-1312



Securities and Exchange Commission
Washington, D.C.  20549




FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

                         Pre-Effective Amendment No.

                     Post-Effective Amendment No. 16    X
                                    and/or

                         REGISTRATION STATEMENT UNDER
                   THE INVESTMENT COMPANY ACT OF 1940    x


                             Amendment No. 18   X

                             MARINER FUNDS TRUST
                         370 17th Street, Suite 2700
                               Denver, CO 80202
                                (800) 634-2536


                         STEVEN R. HOWARD, Secretary
                               Baker & McKenzie
                         805 Third Avenue, 23rd Floor
                              New York, NY 10022

                       Calculation of Registration Fee:
                                                            Proposed
       Proposed
                                          Amount      Maximum
Maximum               Amount of
       Title of Securities          Being    Offering Price
Aggregate             Registration
        Being Registered  Registered*      Per Unit              Offering
Price**              Fee

Shares of Beneficial
Interest; $.001 par value
of each Portfolio                Indefinite

Government Money
Market Fund                    81,870,528       $1.00
$81,870,528                 $16.53

U.S. Treasury Money
Market Fund                  153,085,177        $1.00
153,085,177                   30.91

Cash Management
Fund                               177,191,156        $1.00
177,191,156                   35.77

Tax-Free Money
Market Fund                     58,523,001         $1.00
58,523,001                    11.82

New York Tax-Free
Money Market Fund          24,629,985         $1.00
24,629,985                      4.97
                                        __________
     ___________                   _____
Total                                 495,299,847
   $495,299,847                $100.00




*
 Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to rule 24f-2 under the Investment Company Act of 1940.


**
 The calculation of the maximum aggregate offering price is made pursuant to rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased of the Registrant's series indicated above during the fiscal year ended December 31, 1994 was 1,148,828,440 securities of the Cash Management Fund; 445,598,824 securities of the Government Money Market Fund; 501,942,886 securities of the U.S. Treasury Money Market Fund; 154,195,147 securities of the Tax-Free Money Market Fund; and, 102,676,087 securities of the New York Tax-Free Money Market Fund; 971,637,284 securities of the Cash Management Fund; 363,728,296 securities of the Government Money Market Fund; 348,857,709 securities of the U.S. Treasury Money Market Fund; 95,672,146 securities of the Tax-Free Money Market Fund; and 78,046,102 securities of the New York Tax-Free Money Market Fund, were previously used for reduction pursuant to Rule 24f-2 and 495,299,847 (representing 177,191,156 shares of the Cash Management Fund; 81,870,528 shares of the Government Money Market Fund; 153,085,177 of the U.S. Treasury Money Market Fund; 58,523,001 shares of the Tax-Free Money Market Fund and 24,629,985 shares of the New York Tax-Free Money Market Fund), is being so used for such reduction in this Amendment.

  It is proposed that this filing will become effective (check appropriate box):


     X
    immediately upon filing pursuant to paragraph (b);


    on (date) pursuant to paragraph (b);


    60 days after filing pursuant to paragraph (a);


    on (date) pursuant to paragraph (a) of rule 485.


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  Signature
Title                                                  Date



W. Robert Alexander

President                                         November 15, 1995



Mark A. Pougnet

 Vice President and Treasurer

  (Principal Financial and                November 15, 1995

   Accounting Officer)


Wolfe J. Frankl*
Trustee                                         November 15, 1995


John P. Pfann*
Trustee and Chairman                 November 15, 1995



Robert A. Robinson*                                                    Trustee
                                     November 15, 1995







*Pursuant to Power of Attorney previously filed.